Commitments and Contingencies - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligations
Balance beginning of period	$ 2,415	$ 2,055
Additional ARO Liability	133	207
Accretion expense	177	153
Balance at end of period	$ 2,725	$ 2,415